Consolidated statements of changes in shareholders' equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (USD per share)	$ 0.36	$ 0.32	$ 0.20